Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Lessee, Operating Lease, Liability, Maturity	As the lease has not commenced, it is not part of the disclosures in Note 15, Leases. The following table represents the future lease payments for this lease (in thousands):

Year ending December 31,
2023	—
2024	642
2025	1,303
2026	1,342
2027	—
Thereafter	—
Total cash payments	3,287
As of December 31, 2022, lease payments for operating leases for the Company’s office facility and laboratories are shown below (in thousands):

Year ending December 31,
2023	$1,302
2024	2,602
2025	2,347
2026	2,418
2027	—
Thereafter	—
Total lease payments	$8,669
Less: imputed interest	1,256
Total lease liabilities	$7,413